Cover	Jun. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2026
Entity File Number	001-41147
Entity Registrant Name	AMAZE HOLDINGS, INC.
Entity Central Index Key	0001880343
Entity Tax Identification Number	87-3905007
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	150 Paularino Ave.
Entity Address, Address Line Two	Suite D-200
Entity Address, City or Town	Costa Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92626
City Area Code	(855)
Local Phone Number	766-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AMZE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false